Table of Contents

USAA Family of Funds..........................1
President's Message...........................2
Investment Review.............................4
Financial Information:
     USAA S&P 500 Index Fund
        Distributions to Shareholders.........6
        Statement of Assets and Liabilities...7
        Statement of Operations...............8
        Statement of Changes in Net Assets... 9
        Financial Highlights.................10
        Notes to Financial Statements........11
        Report of Independent Accountants....14
     Equity 500 Index Portfolio
        Schedule of Portfolio Investments....15
        Statement of Assets and Liabilities..23
        Statement of Operations..............24
        Statements of Changes in Net Assets..25
        Financial Highlights.................26
        Notes to Financial Statements........27
        Report of Independent Accountants....30





                Important Information:

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are "streamlined." One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:
          USAA Investment Management Company
          Attn: Report Mail
          9800 Fredericksburg Road
          San Antonio, TX 78284-8916
or phone a Mutual Fund Representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA S&P 500 Index Fund, managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(copyright) 1997, USAA.   All rights reserved.






USAA Family of Funds Performance Summary

If you own only one or two USAA funds, you may not be aware of the performance of our other funds. This summary is a snapshot of the performance of all 33 funds by investment objective as of December 31, 1996.


                                         Average Annual Total Return (%)*
          Investment              Inception                                     Since
           Objective                Date          1 yr      5 yrs    10 yrs   Inception

===========================================================================================
Capital Appreciation
  Aggressive Growth               10/19/81        16.47     11.45     13.12      -
  Emerging Markets(1)              11/7/94        16.59       -         -       4.84
  Gold(1)                          8/15/84         0.00      6.57       .93      -
  Growth                            4/5/71        17.80     13.69     13.24      -
  Growth & Income                   6/1/93        23.04       -         -      16.24
  International(1)                 7/11/88        19.15     13.09       -      10.60
  S&P 500 Index(4)                  5/1/96          -         -         -      16.83++
  World Growth(1)                  10/1/92        19.08       -         -      13.66
___________________________________________________________________________________________
Asset Allocation

  Balanced Strategy                 9/1/95        13.45      -          -        12.49
  Cornerstone Strategy(1)          8/15/84        17.87     12.69     10.70       -
  Growth and Tax Strategy(2)**     1/11/89        11.12      9.64       -         9.97
  Growth Strategy(1)                9/1/95        22.13      -          -        21.47
  Income Strategy                   9/1/95         3.00      -          -         9.72

___________________________________________________________________________________________
Income-Taxable

  GNMA                              2/1/91         2.94      6.43      -         7.66
  Income                            3/4/74         1.33      7.33     9.25        -
  Income Stock                      5/4/87        18.70     12.76      -        12.78
  Short-Term Bond                   6/1/93         6.31      -         -         5.60

____________________________________________________________________________________________
Income - Tax Exempt

  Long-Term(2)**                    3/19/82        4.47      6.87      7.37       -
  Intermediate-Term(2)**            3/19/82        4.49      6.89      7.09       -
  Short-Term(2)**                   3/19/82        4.44      4.94      5.45       -
  California Bond(2)**               8/1/89        5.39      7.29       -        7.65
  Florida Tax-Free Income(2)**      10/1/93        4.38       -         -        3.69
  New York Bond(2)**               10/15/90        3.73      6.61       -        8.35
  Texas Tax-Free Income(2)**         8/1/94        5.25       -         -        9.44
  Virginia Bond(2)**               10/15/90        5.06      7.09       -        8.18

_____________________________________________________________________________________________

Money Market

  Money Market(3)                   2/2/81         5.24      4.37      5.84      -
  Tax Exempt Money Market(2),(3)**  2/6/84         3.34      3.04      4.21      -
  Treasury Money Market Trust(3)    2/1/91         5.10      4.16       -        4.32
  California Money Market(2),(3)**  8/1/89         3.27      2.93       -        3.64
  Florida Tax-Free Money
    Market(2),(3)**                 10/1/93        3.24       -         -        3.01
  New York Money Market(2),(3)**   10/15/90        3.20      2.79       -        3.07
  Texas Tax-Free Money
    Market(2),(3)**                  8/1/94        3.25       -         -        3.32
  Virginia Money Market(2),(3)**   10/15/90        3.17      2.87       -        3.20
_____________________________________________________________________________________________

Non-deposit investment products offered by USAA Investment  Management  Company are not insured by the FDIC, are not deposits or other  obligations  of, or guaranteed  by, USAA
Federal  Savings  Bank,  and are subject to investment  risks,  including  possible loss of the principal  amount invested.

For more  complete  information  about the mutual funds  managed and distributed  by
USAA  IMCO,   including  charges  and  expenses, please call 1-800-531-8181 for a prospectus.
Read it carefully before you invest.
(1) Foreign investing  is subject to  additional  risks,  which are  discussed in the funds'
    prospectuses.
(2) Some income may be subject to state or local taxes or the federal  alternative  minimum  tax.
(3) An  investment  in a money  market fund is neither insured nor guaranteed by the U.S.
    government and there is no assurance that any of  the funds will be able to maintain a stable net asset value of $1 per share.
(4) S&P 500(Registered Trademark)  is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use.  The product is not sponsored, sold or promoted by Standard
    & Poor's,  and Standard & Poor's makes no representation regarding the advisability of investing in the product.
*   Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions.  No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions.
    The  performance  data  quoted  represent  past  performance  and  are not an indication of future  results.  Investment  return and principal  value of an investment will fluctuate,  and an investor's shares,  when redeemed,  may be worth more or less than their original cost.
**  IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not  available as an  investment  for your IRA because the majority of its income is tax-exempt.  California,  Florida,  New York,  Texas,  and Virginia
    funds available to residents only.

++ Cumulative total return since inception, including account maintenance fee.




                         President's Message


             The secret to running a successful index fund is not a secret; perform as closely in line with the Index as possible.


In 1996 the Standard & Poor's 500 Stock Index(1) showed a return of 22.95%. In addition to being an outstanding investment result for a single year, this number was better than the results achieved by over 81% of active portfolio managers of mutual funds.(2) In a nutshell, that is why index funds have become so popular. The USAA S&P 500 Index Fund began life on May 2, 1996,(3) and by December 31, 1996, had a cumulative return of 16.83%(4) which compared favorably to the Index's performance of 16.88% for the same time period. In a nutshell, that is why this Fund has attracted so much attention.

The secret to running a successful index fund is not a secret; perform as closely in line with the Index as possible. Doing that requires technical skill, which our partner, Bankers Trust, has magnificently provided, and low expenses which we have given to you. In fact, I do not believe that any individual investor could buy a less expensive S&P 500 index fund than ours. That fact combined with the stature of USAA and Bankers Trust creates an unsurpassed opportunity.

Any discussion of stock market investments requires, especially at this point in time, a word of caution. The year 1996 was the second in a row of exceptional returns for the stock market. I have frequently urged that investors not think in terms of 20% or 30% stock market returns. I believe that the historical return of the stock market, as measured by the S&P 500, is 10% to 12%. Achieving that requires 20% to 30% returns in a few years, because we will see very low or negative returns in other years. Do not be surprised when it happens. It will.

(1) The S&P 500 Index is an unmanaged index representing the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

(2) Lipper Analytical Services is an independent organization that monitors the performance of mutual funds.

(3) Date the Fund initially invested in securities.

(4) Past Performance is no guarantee of future results. Yields and returns will fluctuate.


Whatever the future holds, we will remain committed to providing you with an Index Fund that tracks the S&P 500 as well as possible. We cannot guarantee investment results, but we can pledge to you that our attention to technical portfolio management and to the maintenance of very low expenses will not waver.

I am pleased to let you know about another type of "waiver." Effective January 1, 1997, the $10 annual account maintenance fee was waived for all accounts having a balance of $10,000 or more at the time the maintenance fee is assessed. USAA Shareholder Account Services assesses this fee in order to offset part of the cost of maintaining shareholder accounts. The fee is deducted from the dividends paid to each shareholder account at a rate of $2.50 per quarter.
There is additional information on the fee in the Prospectus under "Fees and Expenses," "Performance Information" and "Dividends, Distributions and Taxes."

Sincerely,

Michael J.C. Roth, CFA
President and
Vice Chairman of the Board

(A photo of Michael J.C. Roth, President and Vice Chairman of the Board, appears here.)





                      Investment Review

USAA S&P 500 Index Fund*

Objective: Seeks to provide investment results that, before expenses, correspond to the total return of common stocks represented by the S&P 500 Index.

Investment Instruments: Primarily equity securities, consisting of common stock of current S&P 500 companies.
__________________________________________________________________
                                               12/31/96
Net Assets................................. $179.1 Million
Net Asset Value Per Share..................   $11.57
__________________________________________________________________
Average Annual Total Return as of 12/31/96
May 1, 1996 to December 31, 1996..........     16.83%
Total returns for periods of less than one year are not annualized. This eight-month return is cumulative, and it includes the account maintenance fee.
__________________________________________________________________




[A graph is shown here which is a comparison of the change in value of a $10,000 investment, for the period of 5-2-96 to 12-31-96, with dividends and capital gains reinvested. The ending value of each item graphed is as follows: S&P 500 Index - $11,688 and the USAA S&P 500 Index Fund - $11,683.]


The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund compares to the S&P 500 Index, an unmanaged index representing the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested income dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.

  * S&P 500(registered trademark) is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use. The product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the product.
 ** Date the Fund initially invested in securities represented by the Index.




[A pie chart is shown here depicting the Portfolio Mix as of December 31, 1996 of the S&P 500 Index Fund to be: Finance & Building -15.26%, Consumer Non-Durables- 15.28%, Chemicals -3.24%, Consumer Durables -3.97%, Other - 4.51%, Retail Trade - 4.62%, Energy -8.73%, Business Equipment & Service - 9.64%, Utilities - 9.88%, Health Care - 10.46% and Capital Goods - 14.41%]




          _____________________________
           Ten Largest Stock Holdings
           (% of Net Assets)
          _____________________________
           General Electric         2.7
           Coca-Cola                2.2
           Exxon                    2.0
           Intel                    1.8
           Microsoft                1.6
           Merck & Company          1.6
           Philip Morris Companies  1.5
           Royal Dutch Petroleum    1.5
           IBM                      1.3
           Procter & Gamble         1.2
           _____________________________





               Distributions to Shareholders

USAA S&P 500 Index Fund completed its calendar year end on December 31, 1996. As required by Federal Law (Internal Revenue Code of 1986, as amended, and the Regulations thereunder), the portion of the dividend distributions which represent domestic dividend income qualifying for the Corporate Dividends Received Deduction was 95.26%.




USAA S&P 500 Index Fund
Statement of Assets and Liabilities

December 31, 1996



Assets
     Investment in Equity 500 Index Portfolio, at Value     $    178,098,474
     Receivable for Capital Shares Sold                            1,134,712
     Receivable from USAA Transfer Agency Company                     10,402
                                                            ----------------
Total Assets                                                     179,243,588
                                                            ----------------
Liabilities
     Payable for Capital Shares Redeemed                             125,532
     Accounts Payable and Accrued Expenses                            45,496
                                                            ----------------
Total Liabilities                                                    171,028
                                                           -----------------
Net Assets Applicable to Capital Shares Outstanding         $    179,072,560
                                                            ================
Represented By:
     Paid-in Capital                                        $    162,469,732
     Accumulated Undistributed Net Investment Income                  39,414
     Accumulated Net Realized Gain from Investments
          and Futures Transactions                                 1,414,269
     Net Unrealized Appreciation of Investments
          and Futures Contracts                                   15,149,145
                                                            ----------------
Net Assets Applicable to Capital Shares Outstanding         $    179,072,560
                                                            =================
Capital Shares Outstanding                                        15,478,919
                                                            =================
Net Asset Value, Redemption Price, and Offering Price Per Share     $  11.57
                                                                =============

See Notes to Financial Statements on Page 11







USAA S&P 500 Index Fund
Statement of Operations

For the eight months ended December 31, 1996*



Investment Income
     Income Allocated from Equity 500 Index Portfolio, net  $    1,546,320
                                                            ---------------
Expenses
     Administration Fees                                            14,175
     Custodian's Fees                                                5,969
     Postage                                                        12,993
     Shareholder Reporting Fees                                      8,464
     Directors' Fees                                                 3,662
     Registration Fees                                              77,987
     Audit Fees                                                      7,020
     Legal Fees                                                      1,179
     Other                                                           1,134
                                                                 ----------
     Total Expenses                                                132,583
     Expenses Reimbursed by Manager                                (70,514)
                                                                 ----------
Net Expenses after Reimbursement                                    62,069
                                                                 ----------
Net Investment Income                                            1,484,251
                                                                 ----------
Net Realized and Unrealized Gain on
        Investments and Futures Contracts
     Net Realized Gain from Investment Transactions              1,011,349
     Net Realized Gain from Futures Transactions                   402,920
     Net Change in Unrealized Appreciation of Investments
          and Futures Contracts                                 15,149,145
                                                               ------------
Net Realized and Unrealized Gain on Investments
          and Futures Contracts                                 16,563,414
                                                               ------------
Net Increase in Net Assets from Operations                 $    18,047,665
                                                              =============


* Fund commenced operations May 1, 1996.

See Notes to Financial Statements on Page 11








USAA S&P 500 INDEX FUND
Statement of Changes in Net Assets


For the eight months ended December 31, 1996*




From  Operations
Net  Investment  Income                                             $  1,484,251
Net  Realized  Gain from Investment and Futures Transactions           1,414,269
Net Change in Unrealized Appreciation of Investments and  Futures
  Contracts                                                           15,149,145
                                                                      -----------
Net Increase in Net Assets from Operations                            18,047,665
                                                                      -----------

Distributions to Shareholders
   Net Investment Income                                              (1,444,837)
                                                                      -----------

From Capital Share Transactions
   Proceeds from Shares Sold                                         177,897,878
   Shares Issued for Dividends Reinvested                              1,086,693
   Cost of Shares Redeemed                                           (16,514,839)
                                                                     ------------
Net Increase in Net Assets from Capital Share Transactions           162,469,732
                                                                     ------------
Net Increase in Net Assets                                           179,072,560

Net Assets
   Beginning of Period                                                    --
                                                                     ------------
   End of Period                                                   $ 179,072,560
                                                                     ============

Undistributed Net Investment Income
      Included in Net Assets
   Beginning of Period                                             $      --
                                                                     ============
   End of Period                                                   $     39,414
                                                                     ============

Change in Shares Outstanding
   Shares Sold                                                       16,887,079
   Shares Issued for Dividends Reinvested                                95,983
   Shares Redeemed                                                   (1,504,143)
                                                                    -------------
Increase in Shares Outstanding                                       15,478,919
                                                                    =============
Authorized Shares of $.01 par value                                  50,000,000
                                                                    =============
* Fund commenced operations May 1, 1996.


See Notes to Financial Statements on Page 11










USAA S&P 500 INDEX FUND
Financial Highlights


December 31, 1996


Contained below are selected ratios and supplemental data for the period indicated for the USAA S&P 500 Index Fund.


                                                               Eight-Month
                                                              Period Ended
                                                            December 31, 1996*


Per Share Operating Performance
Net Asset Value at Beginning of Period                          $    10.00
                                                                ------------
Income from Investment Operations:
   Net Investment Income                                               .12
   Net Realized and Unrealized Gain on Investments
      and Futures Transactions                                        1.57
                                                                ------------
Total from Investment Operations                                      1.69
Distributions from Net Investment Income                              (.12)
                                                                ------------
Net Asset Value at End of Period                                $    11.57
                                                                ============

Total Return**                                                       16.90%

Supplemental Data and Ratios

Net Assets at End of Period (000)                               $  179,073
Ratios to Average Net Assets:
   Net Investment Income                                             2.09% (a)
   Expenses, including Expenses of the Equity 500 Index Portfolio .18% (a) Decrease Reflected in Above Expense Ratio Due to Absorption
      of Expenses by Bankers Trust and the Manager                   .15%  (a)

(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
  * Fund commenced operations May 1, 1996.
 ** Assumes reinvestment of all dividend income distributions during the period; does not reflect $10 annual account maintenance fee.


See Notes to Financial Statements on Page 11







USAA S&P 500 INDEX FUND
Notes to Financial Statements

December 31, 1996



(1)  Summary of Significant Accounting Policies

USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the Act), as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of eight separate funds. The information presented in this annual report pertains only to the USAA S&P 500 Index Fund (the Fund), which commenced operations on May 1, 1996. The Fund's primary investment objective is to provide investment results that, before expenses, correspond to the total return of common stocks represented by the S&P 500 Index. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Equity 500 Index Portfolio (the Portfolio), an open-end management investment company advised by Bankers Trust Company which has the same investment objective as the Fund. At December 31, 1996, the Fund's investment was 9.25% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

A. Valuation of Investments - The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

B. Investment Income and Expenses - The Fund records daily its pro rata share of the Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

C. Federal Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

D. Distributions - Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are made quarterly. Distributions of the Fund's pro rata share of the Portfolio's realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 1996, as a result of differences in the allocation of capital gains/losses between book and tax basis, the Fund had a capital loss carryover for federal income tax purposes of approximately $1,430,435 which, if not offset by subsequent capital gains, will expire in 2004. It is unlikely that the Board of Directors of the Fund will authorize a distribution of capital gains realized in the future until the capital loss carryover has been utilized or expires.

E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2)   Lines of Credit

The Fund participates with other USAA funds in two joint short-term revolving loan agreements totaling $850 million through January 13, 1998, one with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($750 million uncommitted), and one with an unaffiliated bank ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under these agreements, the Fund may borrow up to a maximum of 25% of its total assets, of which only 5% may be borrowed from CAPCO, at the lending institution's borrowing rate plus a markup. The Fund had no borrowings under either of these agreements during the eight-month period ended December 31, 1996.



(3)   Transactions with Manager

A. Administrative Fees - The Fund has entered into an Administration Agreement with USAA Investment Management Company (the Manager) under which the Manager provides administrative services to the Fund. The Fund's administrative fee is computed at .02% of its annual average net assets.

The Manager has voluntarily agreed to reimburse expenses of the Fund to the extent necessary to limit the expenses of the Fund to .18% of its annual average net assets (including the Fund's pro rata share of the expenses of the Portfolio). Under the terms of a Third Party Feeder Agreement between the Fund, the Manager, and Bankers Trust, Bankers Trust has voluntarily agreed to waive expenses of the Portfolio to the extent necessary to limit the expenses of the Portfolio to .10% of its annual average net assets through October 31, 1996 and to .08% of its annual average net assets beginning November 1, 1996.

B. Transfer Agent's Fees -The Fund has entered into a Transfer Agency Agreement with USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, under which transfer agency services are provided to the Fund. The Fund does not pay for these services. The Transfer Agent assesses shareholders an annual account maintenance fee of $10 to cover costs of maintaining shareholder accounts. Effective January 1, 1997, the account maintenance fee will be waived on accounts with a balance of $10,000 or more at the time of the quarterly income distributions.

C. Underwriting Agreement - The Company has an agreement with the Manager for exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. The Underwriting Agreement provides that the Manager will receive no fee or other remuneration for such services.

D. Management Agreement - The Manager serves as investment adviser to the Fund. Under the Management Agreement, the Manager is responsible for monitoring the services provided to the Portfolio by Bankers Trust. While the Fund maintains its investment in the Portfolio, this agreement provides that the Manager will receive no fee for this service.

(4)   Transactions with Affiliates

USAA Investment Management Company is indirectly wholly owned by United
Services Automobile Association (the Association), a large, diversified financial services institution. At December 31, 1996, the Association and its affiliates owned 4,881,762 shares (31.54%) of the Fund.

Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the directors so affiliated received compensation for services as director of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.







                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Directors and Shareholders of USAA S&P 500 Index Fund:


We have audited the accompanying statement of assets and liabilities of the USAA S&P 500 Index Fund (one of the funds comprising USAA Mutual Fund, Inc.) as of December 31, 1996, and the related statement of operations, statement of changes in net assets, and financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA S&P 500 Index Fund as of December 31, 1996, the results of its operations, the changes in its net assets, and the financial highlights for the period referred to above, in conformity with generally accepted accounting principles.




Coopers & Lybrand L.L.P.

Kansas City, Missouri
January 27, 1997







EQUITY 500 INDEX PORTFOLIO
Schedule of Portfolio Investments


December 31, 1996



Shares        Security                      Value
-------      ----------                    -------

         Common Stocks (93.88%)

         Aerospace - 2.00%
114,744  Boeing Co.                      $ 12,205,893
 17,022  General Dynamics Corp.             1,200,051
 64,745  Lockheed Martin Corp.              5,924,168
 69,576  McDonnell Douglas Corp.            4,452,864
 17,079  Northrop Grumman Corp.             1,413,287
 77,514  Raytheon Co.                       3,730,361
 71,924  Rockwell International Corp.       4,378,374
 79,512  United Technologies Corp.          5,247,792
------------------------------------------------------
                                           38,552,790
------------------------------------------------------

         Airlines - 0.30%
28,102   AMR Corp.                          2,476,489
26,649   Delta Air Lines, Inc.              1,888,748
45,100   Southwest Airlines Co.               997,838
20,915   USAir Group, Inc.                    488,888
------------------------------------------------------
                                            5,851,963
------------------------------------------------------
         Apparel, Textiles - 0.62%
16,503   Charming Shoppes, Inc. (a)            83,546
77,614   Corning, Inc.                      3,589,648
18,200   Fruit of the Loom, Inc.
          Cl. A (a)                           689,325
25,303   Liz Claiborne, Inc.                  977,328
61,348   Nike, Inc. Cl. B                   3,665,543
24,429   Reebok International Ltd.          1,026,018
 7,511   Russell Corp.                        223,452
 7,504   Spring Industries, Inc. Cl. A        322,672
 6,149   Stride Rite Corp.                     61,490
20,415   V.F. Corp.                         1,378,013
------------------------------------------------------
                                           12,017,035
------------------------------------------------------

         Auto Related - 2.20%
 12,500  AutoZone, Inc. (a)                   343,750
236,702  Chrysler Corp.                     7,811,166
 12,534  Cummins Engine, Inc.                 576,564
 26,574  Dana Corp.                           866,977
 27,782  Eaton Corp.                        1,937,794
 21,444  Echlin Inc.                          678,167
375,964  Ford Motor Co.                    11,983,852
246,284  General Motors Corp.              13,730,333
 43,084  Genuine Parts Co.                  1,917,238
 13,490  PACCAR Inc.                          917,320
 24,643  Parker-Hannifin Corp.                954,916
 12,748  Timken Co.                           584,814
------------------------------------------------------
                                           42,302,891
------------------------------------------------------

         Banks - 6.85%
 35,234  Ahmanson (H.F.) & Co.           $  1,145,105
141,134  Banc One Corp.                     6,068,762
 50,567  Bank of Boston Corp.               3,248,930
132,000  Bank of New York
          Company, Inc.                     4,455,000
116,436  BankAmerica Corp.                 11,614,491
 65,494  Barnett Banks, Inc.                2,693,441
 52,454  Boatmen's Bancshares, Inc.         3,383,283
139,052  Chase Manhattan Corp.             12,410,391
148,766  Citicorp Co.                      15,322,898
 39,000  Comerica Inc.                      2,042,625
 74,964  Corestates Financial Corp.         3,888,757
 37,100  Fifth Third Bancorp                2,330,344
106,536  First Chicago NBD Corp.            5,726,310
 92,250  First Union Corp.                  6,826,500
 13,717  Golden West Financial Corp.          865,886
 48,784  Great Western Financial Corp.      1,414,736
 75,400  KeyCorp                            3,807,700
 43,862  Mellon Bank Corp.                  3,114,202
 62,560  Morgan (J.P.) & Company, Inc.      6,107,420
 66,500  National City Corp.                2,984,187
 94,326  NationsBank Corp.                  9,220,366
124,208  Norwest Corp.                      5,403,048
 14,300  Republic New York Corp.            1,167,238
 67,160  Suntrust Banks, Inc.               3,307,630
 53,188  U.S. Bancorp                       2,390,136
 49,100  Wachovia Corp.                     2,774,150
 30,170  Wells Fargo & Co.                  8,138,357
------------------------------------------------------
                                          131,851,893
------------------------------------------------------

         Beverages - 3.57%
162,180  Anheuser-Busch
          Companies, Inc.                   6,487,200
  7,519  Brown Forman, Inc. Cl. B             343,994
806,922  Coca-Cola Co.                     42,464,270
  5,668  Coors (Adolph), Inc. Cl. B           107,692
498,694  PepsiCo Inc.                      14,586,800
124,337  Seagram Ltd.                       4,818,059
------------------------------------------------------
                                           68,808,015
------------------------------------------------------

         Building & Construction - 0.65%
 13,283  Armstrong World
          Industries, Inc.                    923,168
  6,490  Centex Corp.                         244,186
  9,466  Crane Co.                            274,514
  8,706  Fleetwood Enterprises, Inc.          239,415
151,151  Home Depot, Inc.                   7,576,444
 55,611  Masco Corp.                        2,001,996
 12,950  Owens Corning                        551,994
 23,130  Stanley Works                        624,510
-------------------------------------------------------
                                           12,436,227
-------------------------------------------------------

         Building, Forest Products - 0.46%
19,603   Boise Cascade Corp.                  622,395
33,528   Champion International Corp.       1,450,086
29,801   Georgia-Pacific Corp.              2,145,672
10,377   Johnson Controls, Inc.               859,994
 1,845   Kaufman & Broad Home Corp.            23,754
27,758   Louisiana Pacific Corp.              586,388
 4,501   Potlatch Corp.                       193,543
62,594   Weyerhaeuser Co.                   2,965,391
------------------------------------------------------
                                            8,847,223
------------------------------------------------------

         Chemicals & Toxic Waste - 2.94%
 32,204  Air Products & Chemical Corp.      2,226,101
 87,440  Amgen Inc. (a)                     4,754,550
 76,576  Dow Chemical Co.                   6,001,644
178,996  Du Pont (E.I.) de Nemours
          & Co.                            16,892,747
 27,481  Eastman Chemical Co.               1,518,325
  9,350  FMC Corp. (a)                        655,669
 30,749  Grace (W.R.) & Co.                 1,591,261
 23,296  Great Lakes Chemical Corp.         1,089,088
 35,514  Hercules, Inc.                     1,535,980
 27,402  Mallinckrodt, Inc.                 1,209,113
188,020  Monsanto Co.                       7,309,277
 48,606  Morton International, Inc.         1,980,695
 16,525  Nalco Chemical Co.                   596,966
 56,642  PPG Industries, Inc.               3,179,032
 16,038  Raychem Corp.                      1,285,045
 22,259  Rohm & Haas Co.                    1,816,891
 18,600  Sigma-Aldrich Corp.                1,161,338
 44,017  Union Carbide Corp.                1,799,195
------------------------------------------------------
                                           56,602,917
------------------------------------------------------

         Computer Services - 1.02%
 56,100  3Com Corp. (a)                     4,116,337
 87,012  Automatic Data Processing, Inc.    3,730,639
 51,400  Cabletron Systems, Inc. (a)        1,709,050
124,050  CUC International, Inc. (a)        2,946,188
 59,400  Dell Computer Corp. (a)            3,155,625
 75,200  EMC Corp. (a)                      2,491,000
 58,015  Silicon Graphics, Inc. (a)         1,479,383
------------------------------------------------------
                                           19,628,222
------------------------------------------------------

         Computer Software - 3.26%
210,900  Cisco Systems, Inc. (a)           13,418,512
115,350  Computer Associates
          International Inc.                5,738,663
382,300  Microsoft Corp. (a)               31,587,538
208,404  Oracle Corp. (a)                   8,700,867
 83,100  Seagate Technology (a)             3,282,450
-------------------------------------------------------
                                           62,728,030
-------------------------------------------------------

         Containers - 0.25%
27,930   Avery Dennison Corp.                 988,024
 2,854   Ball Corp.                            74,204
42,650   Crown Cork & Seal
          Company, Inc.                     2,319,094
26,249   Stone Container Corp.                390,454
19,322   Temple-Inland, Inc.                1,045,803
-------------------------------------------------------
                                            4,817,579
-------------------------------------------------------

         Cosmetics & Toiletries - 0.95%
  1,399  Alberto-Culver Co. Cl. B              67,152
 45,028  Avon Products, Inc.                2,572,225
178,408  Gillette Co.                      13,871,222
 39,387  International Flavors &
           Fragrance, Inc.                  1,772,415
-------------------------------------------------------
                                           18,283,014
-------------------------------------------------------

         Diversified - 1.36%
 47,469  Allegheny Teledyne, Inc.           1,091,787
 20,702  Ceridian Corp. (a)                   838,431
 46,600  First Bank System, Inc.            3,180,450
 35,100  Loews Corp.                        3,308,175
134,578  Minnesota Mining &
          Manufacturing Co.                11,153,152
  3,927  NACCO Industries, Inc. Cl. A         210,094
 40,064  Pall Corp.                         1,021,632
 51,715  Praxair, Inc.                      2,385,354
 22,420  Supervalu, Inc.                      636,168
 24,303  Textron, Inc.                      2,290,558
------------------------------------------------------
                                           26,115,801
------------------------------------------------------

         Drugs - 5.43%
201,966  American Home
          Products Corp.                    11,840,257
163,289  Bristol Myers Squibb Co.           17,757,679
178,370  Lilly (Eli) & Co.                  13,021,010
385,297  Merck & Company, Inc.              30,534,787
205,104  Pfizer Inc.                        16,997,994
118,558  Schering-Plough Corp .              7,676,630
 89,786  Warner-Lambert Co.                  6,733,950
-------------------------------------------------------
                                           104,562,307
-------------------------------------------------------

         Electrical Equipment - 4.26%
527,222  General Electric Co.               52,129,075
 46,700  General Instrument Corp. (a)        1,009,887
 15,572  General Signal Corp.                  665,703
 15,665  Grainger (W.W.), Inc.               1,257,116
324,040  Hewlett-Packard Co.                16,283,010
 39,023  ITT Corp. (New) (a)                 1,692,623
 39,123  ITT Hartford Group, Inc.            2,640,802
 39,023  ITT Industries, Inc.                  956,064
 53,532  Tyco International Ltd.             2,830,505
129,910  Westinghouse Electric Corp.         2,581,961
-------------------------------------------------------
                                            82,046,746
-------------------------------------------------------

         Electronics - 4.30%
 46,741  Advanced Micro Devices,
          Inc. (a)                           1,203,581
 88,306  AlliedSignal, Inc.                  5,916,502
 74,873  AMP Inc.                            2,873,251
 57,200  Applied Materials (a)               2,055,625
 74,300  Emerson Electric Co.                7,188,525
 14,371  Harris Corp.                          986,210
263,014  Intel Corp.                        34,438,396
 43,800  LSI Logic Corp. (a)                 1,171,650
 65,700  Micron Technology, Inc.             1,913,512
188,142  Motorola, Inc.                     11,547,215
 48,026  National Semiconductor
          Corp. (a)                          1,170,634
 81,301  Northern Telecom Ltd.               5,030,499
 12,825  Perkin-Elmer Corp.                    755,072
 17,638  Scientific-Atlanta, Inc.              264,570
  7,938  Tektronix, Inc.                       406,823
 59,328  Texas Instruments, Inc.             3,782,160
 20,800  Thomas & Betts Corp.                  923,000
  5,527  Trinova Corp.                         201,045
 14,359  Western Atlas, Inc. (a)             1,017,694
--------------------------------------------------------
                                            82,845,964
--------------------------------------------------------

         Environmental Control - 0.41%
 67,335  Browning-Ferris
          Industries, Inc.                   1,767,544
 69,400  Laidlaw, Inc. Cl. B                   798,100
  6,726  Safety-Kleen                          110,138
162,358  WMX Technologies, Inc.              5,296,930
--------------------------------------------------------
                                             7,972,712
--------------------------------------------------------

         Financial Services - 3.75%
155,166  American Express Co.               8,766,879
 19,352  Beneficial Corp.                   1,226,433
 52,974  Dean Witter, Discover & Co.        3,509,527
 59,256  Federal Home Loan
          Mortgage Corp.                    6,525,567
345,864  Federal National
          Mortgage Assn.                   12,883,434
149,200  First Data Corp.                   5,445,800
 87,144  Fleet Financial Group, Inc.        4,346,307
 46,200  Green Tree Financial Corp.         1,784,475
 31,158  Household International, Inc.      2,874,325
 68,745  MBNA Corp.                         2,852,918
 50,938  Merrill Lynch & Co., Inc.          4,151,447
 45,700  Morgan Stanley Group, Inc.         2,610,613
115,333  PNC Banc Corp.                     4,339,404
 38,233  Salomon, Inc.                      1,801,730
201,912  Travelers Group, Inc.              9,161,757
-------------------------------------------------------
                                           72,280,616
-------------------------------------------------------

         Food Services, Lodging - 0.59%
 46,319  Darden Restaurants, Inc.             405,291
220,114  McDonald's Corp.                   9,960,159
 43,462  Wendy's International, Inc.          890,971
-------------------------------------------------------
                                           11,256,421
-------------------------------------------------------

         Foods - 2.91%
178,802  Archer-Daniels-Midland Co.         3,933,644
 77,477  Campbell Soup Co.                  6,217,529
 73,516  ConAgra, Inc.                      3,657,421
 49,230  CPC International, Inc.            3,815,325
 48,619  General Mills, Inc.                3,081,229
123,675  Heinz, (H.J.) Co.                  4,421,381
 38,094    Hershey Foods Corp.              1,666,613
 65,207  Kellogg Co.                        4,279,209
 23,500  Pioneer Hi-Bred
           International, Inc.              1,645,000
 47,484  Quaker Oats Co.                    1,810,328
 30,705  Ralston Purina Co.                 2,252,979
150,387  Sara Lee Corp.                     5,601,916
 61,710  Sysco Corp.                        2,013,289
 52,717  Unilever N.V., ADR                 9,238,654
 21,827  Whitman Corp.                        499,293
 33,492   Wrigley (WM) Jr. Co.              1,883,925
------------------------------------------------------
                                           56,017,735
------------------------------------------------------

         Forest Products & Paper - 0.06%
 16,000  Willamette Industries, Inc.      1,118,000
------------------------------------------------------

         Healthcare - 1.10%
245,022  Abbott Laboratories             12,434,866
212,322  Columbia/HCA Healthcare
          Corp.                           8,652,122
------------------------------------------------------
                                         21,086,988
------------------------------------------------------

         Hospital Supplies & Healthcare - 2.53%
 23,601  Allergan, Inc.                     840,786
 31,534  Alza Corp. (a)                     815,942
 12,477  Bard (C.R.), Inc.                  349,356
 18,223  Bausch & Lomb, Inc.                637,805
 92,463  Baxter International, Inc.       3,790,983
 42,332  Becton, Dickinson Co.            1,836,150
 20,682  Beverly Enterprises (a)            263,695
 37,950  Biomet, Inc.                       573,994
 59,400  Boston Scientific Corp. (a)      3,564,000
 23,200  Guidant Corp.                    1,322,400
 54,200  Humana, Inc. (a)                 1,036,575
424,396  Johnson & Johnson               21,113,701
 18,360  Manor Care, Inc.                   495,720
 79,552  Medtronic, Inc.                  5,409,536
 10,274  Shared Medical Systems Corp.       505,995
 27,219  St. Jude Medical, Inc. (a)       1,160,210
 62,510  Tenet Healthcare Corp. (a)       1,367,406
 61,300  United Healthcare Corp.          2,758,500
 21,548  US Surgical Corp.                  848,453
------------------------------------------------------
                                         48,691,207
------------------------------------------------------

         Hotel/Motel - 0.37%
43,200   HFS, Inc. (a)                    2,581,200
80,341   Hilton Hotels Corp.              2,098,909
44,190   Marriott International, Inc.     2,441,497
------------------------------------------------------
                                          7,121,606
------------------------------------------------------

         Household Furnishings - 0.17%
20,612   Maytag Corp.                       407,087
47,858   Newell Co.                       1,507,527
27,339   Whirlpool Corp.                  1,274,681
------------------------------------------------------
                                          3,189,295
------------------------------------------------------

         Household Products - 1.65%
 17,652  Clorox Co.                       1,771,819
 47,651  Colgate-Palmolive Co.            4,395,805
218,470  Procter & Gamble Co.            23,485,525
 44,002  Rubbermaid, Inc.                 1,001,046
 22,196  Tupperware Corp.                 1,190,261
------------------------------------------------------
                                         31,844,456
------------------------------------------------------

         Insurance - 3.18%
 50,459  Aetna, Inc.                      4,036,720
  6,909  Alexander & Alexander
          Services, Inc.                    120,044
142,450  Allstate Corp.                   8,244,294
 68,654  American General Corp.           2,806,232
148,767  American International
          Group, Inc.                    16,104,028
 31,700  Aon Corp.                        1,969,362
 57,972  Chubb Corp.                      3,115,995
 25,833  Cigna Corp.                      3,529,434
 27,378  General Re Corp.                 4,318,879
 19,477  Jefferson-Pilot Corp.            1,102,885
 28,510  Lincoln National Corp.           1,496,775
 24,962  Marsh & McLennan
           Companies, Inc.                2,596,048
 14,000  MBIA, Inc.                       1,417,500
 19,300  MGIC Investment Corp.            1,466,800
 31,598  Providian Corp.                  1,623,347
 43,302  SAFECO Corp.                     1,707,723
 30,130  St. Paul Companies, Inc.         1,766,371
 18,834  Torchmark Corp.                    951,117
 26,000  UNUM Corp.                       1,878,500
 30,017  USF&G Corp.                        626,605
 11,930  USLife Corp.                       396,673
-----------------------------------------------------
                                         61,275,332
-----------------------------------------------------

         Leisure Related - 1.13%
 29,114  American Greetings
           Corp. Cl. A                       826,110
 24,842  Brunswick Corp.                    596,208
215,457  Disney (Walt) Co.               15,001,194
 18,939  Harcourt General, Inc.             873,561
 37,115  Harrah's Entertainment,
          Inc. (a)                          737,661
 29,425  Hasbro, Inc.                     1,143,897
  5,839  Jostens, Inc.                      123,349
 90,965  Mattel, Inc.                     2,524,279
-----------------------------------------------------
                                         21,826,259
-----------------------------------------------------

         Machinery - 1.32%
25,971   Black & Decker Corp.               782,376
10,182   Briggs & Stratton Corp.            448,008
26,000   Case Corp.                       1,417,000
64,082   Caterpillar, Inc.                4,822,171
 7,847   Cincinnati Milacron, Inc.          171,653
38,648   Cooper Industries, Inc.          1,628,047
84,923   Deere & Co.                      3,449,997
36,204   Dover Corp.                      1,819,251
59,882   Dresser Industries, Inc.         1,856,342
30,130   Echo Bay Mines Ltd.                199,611
15,447   Giddings & Lewis, Inc.             198,880
15,322   Harnischfeger Industries, Inc.     737,371
40,496   Illinois Tool Works              3,234,618
34,831   Ingersoll-Rand Co.               1,549,980
 9,792   Millipore Corp.                    405,144
10,958   Navistar International Corp. (a)    99,992
14,394   Snap-On, Inc.                      512,786
39,872   TRW, Inc.                        1,973,664
-----------------------------------------------------
                                         25,306,891
-----------------------------------------------------

         Metals - 1.31%
 66,036  Alcan Aluminium Ltd.             2,220,460
 57,900  Aluminum Co. of America          3,691,125
 66,735  Armco, Inc. (a)                    275,282
 16,649  Asarco, Inc.                       414,144
120,900  Barrick Gold Corp.               3,475,875
 46,200  Battle Mountain Gold Co.           317,625
 42,349  Bethlehem Steel Corp. (a)          381,141
 23,594  Cyprus Amax Minerals Co.           551,510
 36,408  Engelhard Corp.                    696,303
 31,700  Freeport-McMoRan
           Copper & Gold, Inc. Cl. B        947,037
 58,143  Homestake Mining Co.               828,538
 52,766  Inco Ltd.                        1,681,916
 17,603  Inland Steel Industries, Inc.      352,060
 34,534  Newmont Mining Corp.             1,545,397
 25,594  Nucor Corp.                      1,305,294
 21,408  Phelps Dodge Corp.               1,445,040
 80,604  Placer Dome, Inc.                1,753,137
 24,349  Reynolds Metals Co.              1,372,675
 38,808  Santa Fe Pacific Gold Corp.        596,673
 31,677  USX-U.S. Steel Group               993,866
 21,679  Worthington Industries, Inc.       392,932
----------------------------------------------------
                                         25,238,030
----------------------------------------------------

         Miscellaneous - 0.10%
     1   ACNielsen Corp. (a)                     15
58,479   Cognizant Corp.                  1,929,807
----------------------------------------------------
                                          1,929,822
----------------------------------------------------

         Office Equipment & Computers -  2.90%
 43,662  Alco Standard Corp.              2,254,051
 33,957  Amdahl Corp. (a)                   411,729
 42,342  Apple Computer, Inc. (a)           883,889
 19,514  Autodesk, Inc.                     546,392
 85,713  Compaq Computer Corp. (a)        6,364,190
 25,886  Computer Sciences Corp. (a)      2,125,888
  5,545  Data General Corp. (a)              80,402
 48,432  Digital Equipment Corp. (a)      1,761,714
 41,319  Honeywell, Inc.                  2,716,724
  8,246  Intergraph Corp. (a)                84,522
166,041  IBM Corp.                       25,072,191
 23,079  Moore Corp. Ltd.                   470,235
109,692  Novell, Inc. (a)                 1,038,646
 47,498  Pitney Bowes, Inc.               2,588,641
120,556  Sun Microsystems, Inc. (a)       3,096,782
 30,060  Tandem Computers, Inc. (a)         413,325
 59,499  Unisys Corp. (a)                   401,618
106,235  Xerox Corp.                      5,590,617
------------------------------------------------------
                                         55,901,556
------------------------------------------------------

         Oil Related - 8.81%
 31,493  Amerada Hess Corp.               1,822,657
157,902  Amoco Corp.                     12,711,111
 16,487  Ashland, Inc.                      723,367
 50,825  Atlantic Richfield Co.           6,734,312
 46,644  Baker Hughes, Inc.               1,609,218
 41,000  Burlington Resources, Inc.       2,065,375
213,766  Chevron Corp.                   13,894,790
397,057  Exxon Corp.                     38,911,586
 28,581  Fluor Corp.                      1,793,458
 17,338  Foster Wheeler Corp.               643,673
 40,690  Halliburton Co.                  2,451,572
 10,308  Helmerich & Payne, Inc.            537,305
 13,032  Kerr-McGee Corp.                   938,304
 10,262  Louisiana Land &
           Exploration Co.                  550,300
 25,587  McDermott International, Inc.      425,384
126,571  Mobil Corp.                     15,473,305
 49,728  Noram Energy Corp.                 764,568
106,414  Occidental Petroleum Corp.       2,487,427
 26,079  Oryx Energy Co. (a)                645,455
 17,754  Pennzoil Co.                     1,003,101
 79,606  Phillips Petroleum Co.           3,522,566
 31,100  Rowan Companies, Inc. (a)          703,638
171,101  Royal Dutch Petroleum Co.       29,215,496
 20,069  Santa Fe Energy
           Resources, Inc. (a)              278,457
 77,481  Schlumberger Ltd.                7,738,415
 29,345  Sun Co.                            715,284
 59,234  Tenneco, Inc.                    2,672,934
 86,461  Texaco, Inc.                     8,483,986
 79,848  Union Pacific Resources
           Group, Inc.                    2,335,554
 85,137  Unocal Corp.                     3,458,691
 96,764  USX-Marathon Group               2,310,241
 54,318  Williams Companies, Inc.         2,036,925
-----------------------------------------------------
                                        169,658,455
-----------------------------------------------------

         Paper - 0.90%
11,831   Bemis Co.                            436,268
99,044   International Paper Co.            3,998,902
31,335   James River Corp.                  1,037,972
90,365   Kimberly-Clark Corp.               8,607,266
20,351   Mead Corp.                         1,182,902
26,203   Union Camp Corp.                   1,251,193
25,760   Westvaco Corp.                       740,600
------------------------------------------------------
                                           17,255,103
------------------------------------------------------

         Pharmaceuticals - 0.34%
166,832  Pharmacia & Upjohn, Inc.           6,610,718
------------------------------------------------------

         Photography & Optical - 0.48%
105,026  Eastman Kodak Co.                  8,428,337
 16,882  Polaroid Corp.                       734,367
------------------------------------------------------
                                            9,162,704
------------------------------------------------------

         Printing & Publishing - 1.21%
 31,791  Deluxe Corp.                       1,041,155
 53,852  Donnelley (RR) & Sons Co.          1,689,606
 36,872  Dow Jones & Co.                    1,249,039
 64,479  Dun & Bradstreet Corp.             1,531,376
 46,596  Gannett Co.                        3,488,875
  3,404  Harland (John H.) Co.                112,332
 34,226  Knight-Ridder, Inc.                1,309,145
 35,930  McGraw-Hill Companies, Inc.        1,657,271
  4,336  Meredith Corp.                       228,724
 25,784  New York Times Co. Cl. A             979,792
178,715  Time Warner, Inc.                  6,701,813
 31,029  Times Mirror Co. Cl. A             1,543,693
 21,698  Tribune Co.                        1,711,430
-------------------------------------------------------
                                           23,244,251
-------------------------------------------------------

         Professional Services - 0.38%
35,135   Block (H&R), Inc.                  1,018,915
15,800   Ecolab, Inc.                         594,475
 8,025   EG&G, Inc.                           161,503
23,007   Interpublic Group of
          Companies, Inc.                   1,092,833
18,726   National Service
          Industries, Inc.                    699,884
69,392   Service Corp International         1,942,976
23,343   Transamerica Corp.                 1,844,097
------------------------------------------------------
                                            7,354,683
------------------------------------------------------

         Railroads - 0.93%
47,062   Burlington Northern
          Santa Fe Corp.                    4,064,980
27,113   Conrail, Inc.                      2,701,133
64,932   CSX Corp.                          2,743,377
39,751   Norfolk Southern Corp.             3,478,212
81,247   Union Pacific Corp.                4,884,976
-------------------------------------------------------
                                           17,872,678
-------------------------------------------------------

         Real Estate - 0.02%
10,666   Pulte Corp.                          327,979
-------------------------------------------------------

         Retail - 3.74%
 83,102  Albertson's, Inc.                  2,960,509
 50,018  American Stores Co.                2,044,486
 29,846  Circuit City Stores, Inc.            899,111
 37,419  CVS Corp.                          1,548,211
 66,708  Dayton Hudson Corp.                2,618,289
 37,197  Dillard Department Stores,
           Inc. Cl. A                       1,148,457
 71,100  Federated Department
          Stores, Inc. (a)                  2,426,287
  5,679  Fleming Companies, Inc.               97,963
 91,014  Gap, Inc.                          2,741,797
 17,593  Giant Food, Inc. Cl. A               606,958
  8,325  Great Atlantic & Pacific
           Tea Company, Inc.                  265,359
164,403  Kmart Corp. (a)                    1,705,681
 44,260  Kroger Co. (a)                     2,058,090
 89,747  Limited, Inc.                      1,649,101
  5,613  Longs Drug Stores Corp.              275,739
 57,194  Lowe's Companies, Inc.             2,030,387
 85,098  May Department Stores Co.          3,978,331
  8,430  Mercantile Stores Co.                416,231
 27,329  Nordstrom, Inc.                      968,471
 77,950  Penney (J.C.) Company, Inc.        3,800,063
 15,812  Pep-Boys-Manny Moe & Jack            486,219
 68,299  Price/Costco, Inc. (a)             1,716,012
 43,701  Rite Aid Corp.                     1,737,115
122,009  Sears, Roebuck & Co.               5,627,665
 23,337  Sherwin-Williams Co.               1,306,872
 17,083  Tandy Corp.                          751,652
 25,954  TJX Companies, Inc.                1,229,571
 88,818  Toys `R' Us Inc. (a)               2,664,540
 83,734  Walgreen Co.                       3,349,360
730,548  Wal-Mart Stores, Inc.             16,711,286
 41,680  Winn-Dixie Stores, Inc.            1,318,130
 37,522  Woolworth Corp. (a)                  820,794
-------------------------------------------------------
                                           71,958,737
-------------------------------------------------------

         Telecommunications - 3.90%
      1  360 Communications Co. (a)                23
167,735  Airtouch Communications (a)        4,235,309
 53,000  Alltel Corp.                       1,662,875
173,952  Ameritech Corp.                   10,545,840
 20,184  Andrew Corp. (a)                   1,071,013
 59,900  Bay Networks, Inc. (a)             1,250,412
 95,562  Comcast Corp. Cl. A                1,702,198
 38,890  DSC Communications Corp. (a)         695,159
 17,300  Frontier Corp.                       391,413
310,336  GTE Corp.                         14,120,288
  9,306  King World Productions, Inc. (a)     343,159
202,241  Lucent Technologies, Inc.          9,353,646
225,420  MCI Communications Corp.           7,368,416
144,400  NYNEX Corp.                        6,949,250
      1  TCI Satellite Entertainment,
           Inc. (a)                                 6
178,416  Tele-Communications, Inc.
           Cl. A (a)                        2,330,559
 58,100  Tellabs, Inc. (a)                  2,186,013
 93,749  Viacom, Inc. Cl. B (a)             3,269,496
288,600  WorldCom, Inc. (a)                 7,521,638
-------------------------------------------------------
                                           74,996,713
-------------------------------------------------------

         Tire & Rubber - 0.19%
19,051   Cooper Tire & Rubber Co.             376,257
13,452   Goodrich (B.F.)                      544,806
52,136   Goodyear Tire & Rubber Co.         2,678,487
-------------------------------------------------------
                                            3,599,550
-------------------------------------------------------

         Tobacco - 1.78%
 57,674  American Brands, Inc.              2,862,072
260,166  Philip Morris
           Companies, Inc.                 29,301,196
 65,207  UST Corp.                          2,111,077
-------------------------------------------------------
                                           34,274,345
-------------------------------------------------------

         Trucking, Shipping - 0.12%
 6,782   Caliber System, Inc.                 130,554
31,650   Federal Express (a)                1,408,425
30,417   Ryder Systems, Inc.                  855,478
-------------------------------------------------------
                                            2,394,457
-------------------------------------------------------

         Utilities - 7.18%
 56,110  American Electric Power Co.        2,307,524
517,106  AT&T Corp.                        22,494,111
 42,125  Baltimore Gas & Electric Co.       1,126,844
141,039  Bell Atlantic Corp.                9,132,275
314,132  BellSouth Corp.                   12,683,080
 40,628  Carolina Power & Light Co.         1,482,922
 74,830  Central & South West Corp.         1,917,519
 49,022  CINergy Corp.                      1,636,109
 29,566  Coastal Corp.                      1,445,038
 14,735  Columbia Gas System, Inc.            937,514
 73,136  Consolidated Edison of
          New York, Inc.                    2,139,228
 34,005  Consolidated Natural
          Gas Co.                           1,878,776
 51,606  Dominion Resources, Inc.           1,986,831
 42,976  DTE Energy Co.                     1,391,348
 59,087  Duke Power Co.                     2,732,774
  3,742  Eastern Enterprises                  132,373
149,570  Edison International               2,972,704
 85,966  Enron Corp.                        3,707,284
 15,824  ENSERCH Corp.                        363,952
 80,907  Entergy Corp.                      2,245,169
 60,194  FPL Group, Inc.                    2,768,924
 46,600  GPU, Inc.                          1,566,925
 93,156  Houston Industries, Inc.           2,107,654
 39,542  Niagara Mohawk Power
          Corp. (a)                           390,477
 10,369  NICOR, Inc.                          370,692
 16,644  Northern States Power Co.            763,543
 61,984  Ohio Edison Co.                    1,410,136
 12,491  ONEOK, Inc.                          374,730
 38,300  PP&L Resources, Inc.                 880,900
 22,768  Pacific Enterprises                  691,578
138,505  Pacific Gas & Electric Co.         2,908,605
136,035  Pacific Telesis Group              4,999,286
 82,789  PacifiCorp                         1,697,174
 51,358  PanEnergy Corp.                    2,311,110
 78,684  PECO Energy Co.                    1,986,771
  5,255  People's Energy                      178,013
 85,994  Public Service Enterprise
           Corp.                            2,343,336
191,262  SBC Communications, Inc.           9,897,809
 31,010  Sonat, Inc.                        1,597,015
218,558  Southern Co.                       4,944,875
115,482  Sprint Corp.                       4,604,845
 73,065  Texas Utilities Co.                2,977,399
162,128  US West, Inc. -
          Communications Group              5,228,628
194,228  US West, Inc. -
          Media Group (a)                   3,593,218
 74,825  Unicom Corp.                       2,029,628
 25,120  Union Electric Co.                   967,120
------------------------------------------------------
                                          138,303,766
------------------------------------------------------

Total  Common Stocks
(Cost $1,328,011,568)                   1,807,369,682
                                       ---------------

Principal
  Amount     Security                       Value
---------    ----------                    -------

       Short-Term Investments (1.77%)

U.S. Treasury Bills
$4,053,000  5.30%, 1/23/97                  4,041,510
 1,545,000  4.98%, 3/6/97 (b)               1,531,643
22,197,000  5.17%, 4/3/97                  21,913,655
 6,734,000  5.12%, 4/24/97                  6,628,620
------------------------------------------------------

Total  Short-Term Investments
(Cost $34,111,154)                         34,115,428
------------------------------------------------------

Total Investments
(Cost $1,362,122,722) - 95.65%          1,841,485,110
Other Assets Less Liabilities - 4.35%      83,738,456
======================================================
Net Assets - 100%                      $1,925,223,566
                                       ===============


_________________________________
(a) Non-Income Producing Security
(b) Held as collateral for futures contracts


See Notes to Financial Statements on Page 27







EQUITY 500 INDEX PORTFOLIO
Statement of Assets and Liabilities

December 31, 1996


Assets
   Investments, at Value (Cost of $1,362,122,722)                      $  1,841,485,110
   Cash                                                                       1,855,461
   Receivable for Securities Sold                                            90,070,988
   Dividends and Interest Receivable                                          3,297,967
   Prepaid Expenses and Other                                                     8,847
                                                                         ---------------
Total Assets                                                              1,936,718,373
                                                                         ---------------
Liabilities
   Due to Bankers Trust                                                         118,244
   Due to Equity 500 Index Fund                                                 196,852
   Payable for Securities Purchased                                          10,574,041
   Variation Margin Payable                                                     580,386
   Accrued Expenses and Other                                                    25,284
                                                                          --------------
Total Liabilities                                                            11,494,807
                                                                          --------------
Net Assets                                                             $  1,925,223,566
                                                                          ==============

Composition of Net Assets
   Paid-in Capital                                                     $  1,445,978,378
   Net Unrealized Appreciation on Investments                               479,362,388
   Net Unrealized Depreciation on Futures Contracts                            (117,200)
                                                                          ---------------
Net Assets, December 31, 1996                                          $  1,925,223,566
                                                                          ===============

See Notes to Financial Statements on Page 27













EQUITY 500 INDEX PORTFOLIO
STATEMENT OF OPERATIONS

Year Ended December 31, 1996



Investment Income
   Dividends (net of foreign withholding tax of $209,718)               $    32,142,522
   Interest                                                                   2,415,557
                                                                           --------------
Total Investment Income                                                      34,558,079
                                                                           --------------

Expenses
   Advisory Fees                                                              1,505,963
   Administration and Service Fees                                              752,981
   Professional Fees                                                             30,525
   Trustees Fees                                                                  9,865
   Miscellaneous                                                                 11,199
                                                                            -------------
   Total Expenses                                                             2,310,533
   Less:  Expenses Absorbed by Bankers Trust                                   (870,024)
                                                                            -------------
      Net Expenses                                                            1,440,509
                                                                            -------------
Net Investment Income                                                        33,117,570
                                                                            -------------

Realized and Unrealized Gain on
      Investments and Futures Contracts
   Net Realized Gain from Investment Transactions                            15,161,968
   Net Realized Gain from Futures Transactions                                6,251,719
   Net Change in Unrealized Appreciation on Investments                     267,628,961
   Net Change in Unrealized Depreciation on Futures Contracts                   (90,575)
                                                                            -------------
Net Realized and Unrealized Gain on Investments
   and Futures Contracts                                                    288,952,073
                                                                            -------------
Net Increase in Net Assets from Operations                              $   322,069,643
                                                                            =============
See Notes to Financial Statements on Page 27




EQUITY 500 INDEX PORTFOLIO
Statements of Changes in Net Assets


Years ended December 31,

                                                           1996             1995
                                                          ------           ------
Increase in Net Assets from:
Operations
    Net Investment Income                           $  33,117,570       $  19,425,500
    Net Realized Gain from Investments
      and Futures Transactions                         21,413,687           4,687,899
    Net Change in Unrealized Appreciation
      on Investments and Futures Contracts            267,538,386         212,725,683
                                                     -------------       -------------
Net Increase in Net Assets from Operations            322,069,643         236,839,082
                                                     -------------       -------------

Capital Transactions
    Proceeds from Capital Invested                    854,711,041         474,637,337
    Value of Capital Withdrawn                       (332,293,144)      (190,511,921)
                                                    ---------------     --------------
Net Increase in Net Assets from
    Capital Transactions                              522,417,897        284,125,416
                                                    ---------------     --------------
Total Increase in Net Assets                          844,487,540         520,964,498

Net Assets
Beginning of Year                                   1,080,736,026         559,771,528
                                                ------------------     ---------------
End of Year                                      $  1,925,223,566     $ 1,080,736,026
                                                ==================     ===============



See Notes to Financial Statements on Page 27






Equity 500 Index Portfolio
Financial Highlights

December 31, 1996


Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Equity 500 Index Portfolio.

Supplemental Data and Ratios:
                                                                            December 31, 1992
                                 For the year ended December 31,             (Commencement
                                ---------------------------------
                          1996           1995        1994          1993       of Operations)
                          -----          ----        ----          ----      ---------------
Net Assets, End
   of Period (000)     $ 1,925,224  $  1,080,736  $  559,772    $  151,805         $ 9,435

Ratios to Average Net Assets:

Net Investment Income         2.20%         2.52%       2.84%      2.67%               --

Expenses                       .10%          .10%        .10%       .10%               --

Decrease Reflected
   in Above Expense
   Ratio Due to
   Absorption of
   Expenses by
   Bankers Trust               .05%           .05%       .06%      .10%                --

Portfolio Turnover
   Rate                         15%             6%        21%       31%                --

Average Commission
   Per Share*              $  .023


* For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

See Notes to Financial Statements on Page 27






Equity 500 Index Portfolio
Notes to Financial Statements

December 31, 1996

(1) Organization and Significant
    Accounting Policies


A.  Organization
The Equity 500 Index Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 (the Act), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York, and commenced operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the Trustees) to issue beneficial interests in the Portfolio.

B.  Security Valuation
The Portfolio's investments are valued each business day by an independent pricing service (the Service) approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C.  Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Futures Contracts
The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in the financial futures contracts is designed to closely replicate the benchmark index used by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E.  Federal Income Taxes
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

(2)   Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company (Bankers Trust). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1996, this fee aggregated $752,981.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1996, this fee aggregated $1,505,963.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.08 of 1% of the average daily net assets of the Portfolio. On November 1, 1996, Bankers Trust agreed to reduce the expense ratio for the Equity 500 Index Portfolio from 0.10 of 1% to 0.08 of 1% of the average daily net assets. This reduction changed the annualized expense ratio to 0.096 of 1% of the average daily net assets for the year ended December 31, 1996. For the year ended December 31, 1996, expenses of the Portfolio have been reduced by $870,024.



On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. (Edgewood). Prior to September 30, 1996, Signature Broker-Dealer Services, Inc. (Signature) was the Trust's Distributor.

Certain trustees and officers of the Portfolio are also directors, officers and employees of Edgewood Services, Inc., the distributor of the BT Institutional Funds. None of the trustees so affiliated received compensation for services as trustees of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

For the year ended December 31, 1996, the Equity 500 Index Portfolio paid brokerage commissions of $289,791.

(3)   Purchase and Sale of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1996, were $679,809,069 and $217,908,533, respectively. For federal income tax purposes, the tax basis of investments held at December 31, 1996 was $1,370,096,954. The aggregate gross unrealized appreciation was $487,540,984, and the aggregate gross unrealized depreciation for all investments was $16,152,828 as of December 31, 1996.

(4)   Futures Contracts
A summary of obligations under these financial instruments at December 31, 1996 is as follows:



                                                                 Market      Unrealized
     Type of Future        Expiration   Contracts  Position       Value     Depreciation
     --------------        ----------   ---------  ---------    -------    -------------
S&P 500 Futures Index      March 1997      85        Long      $31,641,250   $(117,200)



At December 31, 1996, the Portfolio has segregated $1,545,000 to cover margin requirements on open futures contracts.






                    REPORT OF INDEPENDENT ACCOUNTANTS


To  the  Trustees  and  Holders  of Beneficial Interest of the Equity 500 Index
Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the Equity 500 Index Portfolio as of December 31, 1996, and the related statement of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Equity 500 Index Portfolio as of December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.




Coopers & Lybrand L.L.P.

Kansas City, Missouri
January 27, 1997